Interest receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2018
Interest Receivables Net Of Credit Impairment Losses Tables Abstract
Schedule of interest receivables, net of credit impairment losses
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Interest receivables	40,136	8,839
Less: credit impairment losses	(508)	(1,782)
Interest receivable, net of credit impairment losses	39,628	7,057

Schedule of changes in credit impairment losses
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Credit impairment losses as at January 1	1,919	508
Changes on initial application of IFRS 9	-	1,944
Reversal	(1,411)	(670)
Credit impairment losses as at December 31	508	1,782